Cash Flow Non-cash investing activities (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 28, 2013	Jun. 29, 2012	Mar. 29, 2013	Mar. 30, 2012	Apr. 01, 2011
Statement of Cash Flows [Abstract]
Capital expenditures in accounts payable and accrued expenses	$ 41	$ 46	$ 32	$ 47	$ 122
Capital expenditures through capital lease obligations	$ 32	$ 45	$ 181	$ 270	$ 289